LOANS RECEIVABLE	3 Months Ended
Feb. 28, 2022
Loans Receivable
LOANS RECEIVABLE

6.    LOANS RECEIVABLE

Long-term amounts

Loans receivable are classified as long-term when management has determined that they will not be receiving payment on these loans within the next twelve months. As at February 28, 2021, the long-term loans receivable including accrued interest are as follows:

	Participant Games	Installment Entertainment	Total
	$	$	$
Balance November 30, 2020	51,931	32,992	84,923
Accrued interest income	7,912	5,027	12,939
Expected credit loss	(61,814)	(39,271)	(101,085)
Net exchange differences	1,971	1,252	3,223
Balance, November 30, 2021 and February 28, 2022	-	-	-

Participant Games

During fiscal 2017, the Company entered into a subordinated convertible note with Participant Games Inc. in the amount of CAD$150,000. The convertible note is unsecured, bears interest at 15% per annum and was due on demand on or before December 21, 2017. The loan was convertible into shares, at any time prior to December 21, 2018 and accordingly the value of the conversion feature remaining from the convertibility feature was nominal as at November 30, 2018. As at November 30, 2021, the Company accrued interest receivable of $127,114 and recorded an allowance for credit loss of $244,369, on a cumulative basis, as the note remained unpaid. As at November 30, 2021, the Company ceased recording any further interest on this loan.

Instalment Entertainment

During fiscal 2017, the Company entered into a convertible note with Installment Entertainment Inc. in the amount of CAD$100,000. The convertible note is unsecured, bears interest at 15% per annum and was payable on demand on or before April 21, 2018. The loan was convertible into shares, at any time prior to April 21, 2018. As at November 30, 2021, the Company accrued interest receivable of $77,077 and has recorded an allowance for credit loss of $155,247, on a cumulative basis, as the note remained unpaid. As at November 30, 2021, the Company ceased recording any further interest on this loan.